ASSET HELD FOR SALE (Narrative) (Details) $ in Thousands, R in Millions		1 Months Ended	12 Months Ended			33 Months Ended
	Sep. 06, 2017 USD ($) shares	Apr. 26, 2018 USD ($) shares	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2018 USD ($)	May 29, 2018 USD ($)	May 29, 2018 ZAR (R)
Statement [Line Items]
Asset held for sale			$ 0	$ 69,889		$ 0
Total consideration for assets held for sale	$ 74,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	62,000
Loss on fair value of marketable securities			105	0	$ 0
Marketable Securities			7,084	0		7,084
Liabilities			61,379	123,794		61,379
Approximations [Member]
Statement [Line Items]
Asset held for sale				69,900
Marketable Securities			$ 7,100			7,100
RBPlats [Member]
Statement [Line Items]
Consideration for assets held for sale, shares	12,000
Number of equity instruments received | shares			4,524,279
Loss on fair value of marketable securities			$ 105	0
Stage One [Member]
Statement [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	58,000
Payments for outstanding contractor claims	3,500
Stage Two [Member]
Statement [Line Items]
Environmental bond	$ 4,000						$ 4,570	R 58
Number of equity instruments received | shares	4,520,000
Stage Two [Member] | RBPlats [Member]
Statement [Line Items]
Consideration for loans held, shares	$ 7,000
Consideration for assets held for sale, shares	5,000
Shares released from escrow | shares		4,870,000
Shares released from escrow, value		$ 9,100
Sprott Facility [Member]
Statement [Line Items]
Repayments of non-current borrowings			47,100			40,000
Sprott Facility [Member] | Stage One [Member]
Statement [Line Items]
Repayments of non-current borrowings	47,000
LMM Facility [Member]
Statement [Line Items]
Repayments of non-current borrowings			8,100
LMM Facility [Member] | Stage One [Member]
Statement [Line Items]
Repayments of non-current borrowings	$ 7,500
Classification of assets as held for sale [Member] | Maseve Investments 11 (Pty) Ltd. [Member]
Statement [Line Items]
Total consideration for assets held for sale				$ 74,000
Liabilities			2,826			2,826
Classification of assets as held for sale [Member] | Maseve Investments 11 (Pty) Ltd. [Member] | Approximations [Member]
Statement [Line Items]
Liabilities			$ 2,800			$ 2,800